SEGMENT REPORTING	6 Months Ended
Jun. 30, 2022
SEGMENT REPORTING
SEGMENT REPORTING

21.  SEGMENT REPORTING

The Group continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. In December 2020, the Group announced the entrance into the cryptocurrency industry. As of June 30, 2021, the Group have completed the transformation of its business to become a cryptocurrency mining enterprise. In accordance with ASC topic 280, “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the different business operating results. As a result, the Group has three reportable segments, including the mining pool business, the data center business and the cryptocurrency mining. The Group’s other business, mainly consisting of online gaming in Europe, was not material for the six months ended June 30, 2021 and 2022.

The following table presents summary information by segment for the six months ended June 30, 2021 and 2022, respectively.

	For the six months ended June 30,
	2021	2022
	US$	US$
Reportable segment revenue:
Mining pool	413,650	450,780
Data center	11,424	3,394
Cryptocurrency mining	11,378	37,823
Others	1,553	200
Total segment and consolidated revenue	438,005	492,197
Reportable segment cost of revenue-exclusive depreciation and amortization:
Mining pool	(405,347)	(447,997)
Data center	(8,567)	(4,319)
Cryptocurrency mining	(4,821)	(13,700)
Others	(1,753)	(2,050)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(420,488)	(468,066)
Reportable segment cost of revenue-depreciation and amortization:
Mining pool	(1,234)	(4,748)
Data center	(1,610)	(2,343)
Cryptocurrency mining	(3,845)	(14,241)
Others	(84)	—
Total segment and consolidated cost of revenue-depreciation and amortization	(6,773)	(21,332)
Total segment and consolidated cost	(427,261)	(489,398)
Reconciling items:
Operating expenses	(9,906)	(14,887)
Other operating income	46	276
Government grant	—	9
Other operating expenses	(434)	(1,515)
Net loss on disposal of cryptocurrencies	(8,634)	(2,057)
Impairment of cryptocurrency assets	(8,863)	(12,620)
Changes in fair value of derivative instrument	836	—
Impairment of property and equipment	—	(836)
Changes in fair value of contingent considerations	—	1,247
Operating loss from continuing operations	(16,211)	(27,584)
Other income, net	280	554
Interest income	37	106
Interest expense	(709)	(218)
(Loss) gain from equity method investments	(859)	151
Gain on previously held equity method investment	5,500	—
Gain from disposal of a subsidiary	126	—
Net loss from continuing operations	(11,836)	(26,991)

21.  SEGMENT REPORTING (continued)

The following table presents the revenue from continuing operations by geographical locations for the six months ended June 30, 2021 and 2022, respectively.

	For the six months ended June 30,
Revenues	2021	2022
	US$	US$
Hong Kong	97	27,613
USA	—	7,782
Kazakhstan	—	6,014
Europe	1,446	8
Mainland China	22,812	—
Blockchain	413,650	450,780
	438,005	492,197

The following table presents the long-lived assets (including property and equipment, net and right-of-use assets) by geographical locations as of December 31, 2021 and June 30, 2022, respectively.

Long-lived assets	As of December 31, 2021	As of June 30, 2022
	US$	US$
USA	35,873	23,709
Hong Kong	31,745	26,442
Mainland China	6,435	564
Kazakhstan	2,310	1,421
Europe	2	1
	76,365	52,137